Other reserves (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Reserves
	Capital redemption reserve £m		Equity reserve £m		Revaluation reserve £m		Translation reserve £m		Total other reserves £m
1 January 2015		2.7		(246.2)		158.4		121.3		36.2
Exchange adjustments on foreign currency net investments		–		–		–		(272.9)		(272.9)
Gain on revaluation of available for sale investments		–		–		206.0		–		206.0
Recognition and remeasurement of financial instruments		–		(59.0)		–		–		(59.0)
Share purchases – close period commitments		–		80.0		–		–		80.0
31 December 2015		2.7		(225.2)		364.4		(151.6)		(9.7)
Exchange adjustments on foreign currency net investments		–		–		–		1,309.9		1,309.9
Loss on revaluation of available for sale investments		–		–		(93.1)		–		(93.1)
Recognition and remeasurement of financial instruments		–		(21.9)		–		–		(21.9)
31 December 2016		2.7		(247.1)		271.3		1,158.3		1,185.2
Exchange adjustments on foreign currency net investments		–		–		–		(445.5)		(445.5)
Gain on revaluation of available for sale investments		–		–		32.1		–		32.1
Recognition and remeasurement of financial instruments		–		(10.1)		–		–		(10.1)
31 December 2017		2.7		(257.2)		303.4		712.8		761.7